                                                        [LOGO OF NORTHERN FUNDS]


SUPPLEMENT
DATED NOVEMBER 1, 2000
TO THE MONEY MARKET FUNDS PROSPECTUS
DATED JULY 31, 2000

IT IS ANTICIPATED THAT ON OR ABOUT JANUARY 1, 2001, NORTHERN TRUST INVESTMENTS, INC. ("NTI") WILL ASSUME THE RESPONSIBILITIES OF THE NORTHERN TRUST COMPANY ("NORTHERN TRUST") UNDER ITS ADVISORY AGREEMENT WITH THE TRUST WITH RESPECT TO THE FUNDS. IT IS ALSO ANTICIPATED THAT ON OR ABOUT JANUARY 1, 2001, NTI WILL ASSUME NORTHERN TRUST'S RESPONSIBILITIES UNDER THE CO-ADMINISTRATION AGREEMENT WITH THE TRUST. THE FEES PAYABLE BY THE TRUST UNDER THESE AGREEMENTS, AND THE PERSONNEL WHO MANAGE THE FUNDS, WILL NOT CHANGE AS A RESULT OF NTI'S ASSUMPTION OF RESPONSIBILITIES.








                                                                     MMSPT 11/00

                                                        [LOGO OF NORTHERN FUNDS]

SUPPLEMENT
DATED NOVEMBER 1, 2000
TO THE FIXED INCOME FUNDS PROSPECTUS DATED
JULY 31, 2000

IT IS ANTICIPATED THAT ON OR ABOUT JANUARY 1, 2001, NORTHERN TRUST INVESTMENTS, INC. ("NTI") WILL ASSUME THE RESPONSIBILITIES OF THE NORTHERN TRUST COMPANY ("NORTHERN TRUST") UNDER ITS ADVISORY AGREEMENT WITH THE TRUST WITH RESPECT TO THE FUNDS OTHER THAN THE GLOBAL FIXED INCOME FUND. IT IS ANTICIPATED THAT NTI WILL ASSUME SUCH RESPONSIBILITIES WITH RESPECT TO THE GLOBAL FIXED INCOME FUND AT A LATER DATE, BUT PRIOR TO MAY 12, 2001. IT IS ALSO ANTICIPATED THAT ON OR ABOUT JANUARY 1, 2001, NTI WILL ASSUME NORTHERN TRUST'S RESPONSIBILITIES UNDER THE CO-ADMINISTRATION AGREEMENT WITH THE TRUST. THE FEES PAYABLE BY THE TRUST UNDER THESE AGREEMENTS, AND THE PERSONNEL WHO MANAGE THE FUNDS, WILL NOT CHANGE AS A RESULT OF NTI'S ASSUMPTION OF RESPONSIBILITIES.

The following replaces the second paragraph under "Portfolio Management" on page 36:

The management team leaders for the U.S. GOVERNMENT FUND are Mark J. Wirth, Senior Vice President of Northern Trust, and Deborah Boyer, Vice President of Northern Trust. Mr. Wirth has had such responsibility for the Fund since 1998. Ms. Boyer has had such responsibility since November 2000. Mr. Wirth joined Northern Trust in 1986 and during the past five years has managed various fixed income portfolios. Ms. Boyer joined Northern Trust in October 2000. From 1989 to 1996, Ms. Boyer was with First Chicago NBD Corporation where she served as a government bond trader and managed a government bond portfolio. From 1996 to October 2000, she was a portfolio manager at T. Rowe Price where she managed various taxable fixed income portfolios.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER "PORTFOLIO MANAGEMENT" ON PAGE 36:

The management team leaders for the SHORT-INTERMEDIATE U.S. GOVERNMENT FUND are Mark Wirth and Deborah Boyer. Mr. Wirth has had such responsibility since October 1999 and Ms. Boyer has had such responsibility since November 2000.

THE FOLLOWING REPLACES THE FOURTH PARAGRAPH UNDER "PORTFOLIO MANAGEMENT" ON PAGE 36:

The management team leader for the INTERMEDIATE TAX-EXEMPT FUND is Timothy T. A. McGregor, Second Vice President of Northern Trust. Mr. McGregor has had such responsibility for the Fund since November 2000. Mr. McGregor joined Northern Trust in 1989 and during the past five years has managed various municipal bond portfolios.







                                                                    FIXSPT 11/00

                                                        [LOGO OF NORTHERN FUNDS]

SUPPLEMENT
DATED NOVEMBER 1, 2000
TO THE EQUITY FUNDS PROSPECTUS
DATED JULY 31, 2000

IT IS ANTICIPATED THAT ON OR ABOUT JANUARY 1, 2001, NORTHERN TRUST INVESTMENTS, INC. ("NTI") WILL ASSUME THE RESPONSIBILITIES OF THE NORTHERN TRUST COMPANY ("NORTHERN TRUST") UNDER ITS ADVISORY AGREEMENT WITH THE TRUST WITH RESPECT TO THE FUNDS OTHER THAN THE INTERNATIONAL GROWTH EQUITY AND INTERNATIONAL SELECT EQUITY FUNDS. IT IS ANTICIPATED THAT NTI WILL ASSUME SUCH RESPONSIBILITIES WITH RESPECT TO THE INTERNATIONAL GROWTH EQUITY AND INTERNATIONAL SELECT EQUITY FUNDS AT A LATER DATE, BUT PRIOR TO MAY 12, 2001. IT IS ALSO ANTICIPATED THAT ON OR ABOUT JANUARY 1, 2001, NTI WILL ASSUME NORTHERN TRUST'S RESPONSIBILITIES UNDER THE CO-ADMINISTRATION AGREEMENT WITH THE TRUST. THE FEES PAYABLE BY THE TRUST UNDER THESE AGREEMENTS, AND THE PERSONNEL WHO MANAGE THE FUNDS, WILL NOT CHANGE AS A RESULT OF NTI'S ASSUMPTION OF RESPONSIBILITIES.

THE FOLLOWING REPLACES THE FIFTH PARAGRAPH ON PAGE 35:

The management team leader for the INTERNATIONAL GROWTH EQUITY FUND and the INTERNATIONAL SELECT EQUITY FUND is Andrew Parry, Senior Vice President of Northern and Chief Investment Officer, International Equity, of Northern Trust Global Investments (Europe) Ltd. Mr. Parry has had such responsibility since August 14, 2000, when he joined Northern. Mr. Parry was the head of global equities for Julius Baer from 1997 to July 2000. From 1995 to 1997, he was the chief investment officer for Lazard Brothers Asset Management.









                                                                   EQTYSPT 11/00

                                                        [LOGO OF NORTHERN FUNDS]

SUPPLEMENT
DATED NOVEMBER 1, 2000
TO THE GROWTH OPPORTUNITIES FUND PROSPECTUS
DATED SEPTEMBER 26, 2000

IT IS ANTICIPATED THAT ON OR ABOUT JANUARY 1, 2001, NORTHERN TRUST INVESTMENTS, INC. ("NTI") WILL ASSUME THE RESPONSIBILITIES OF THE NORTHERN TRUST COMPANY ("NORTHERN TRUST") UNDER ITS ADVISORY AGREEMENT WITH THE TRUST WITH RESPECT TO THE FUND. IT IS ALSO ANTICIPATED THAT ON OR ABOUT JANUARY 1, 2001, NTI WILL ASSUME NORTHERN TRUST'S RESPONSIBILITIES UNDER THE CO-ADMINISTRATION AGREEMENT WITH THE TRUST. THE FEES PAYABLE BY THE TRUST UNDER THESE AGREEMENTS, AND THE PERSONNEL WHO MANAGE THE FUNDS, WILL NOT CHANGE AS A RESULT OF NTI'S ASSUMPTION OF RESPONSIBILITIES.








                                                                    GOPSPT 11/00